INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2024	16	13	12	3	3	47	462
Additions	—	—	—	1	—	1	—
Amortization expense	(1)	(2)	—	(1)	—	(4)	—
Effect of changes in foreign exchange rates	1	—	—	—	—	1	15
Net balance at June 30, 2024	16	11	12	3	3	45	477

Cost	92	88	42	4	4	230	477
Less accumulated depreciation and impairment	(76)	(77)	(30)	(1)	(1)	(185)	—
Net balance at June 30, 2024	16	11	12	3	3	45	477